Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000004198 | Campbell Soup Company_0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004198 | Colgate-Palmolive Company_0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004198 | Verizon Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004198 | Novo Nordisk A/S_0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004198 | QUALCOMM, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004198 | Protagonist Therapeutics, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | General Mills, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | Amgen, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | NRG Energy, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | DaVita, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000004198 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	105.70%
C000212809 | Campbell Soup Company_0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212809 | Colgate-Palmolive Company_0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212809 | Verizon Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212809 | Novo Nordisk A/S_0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212809 | U.S. Treasury Notes_4.25_2034-11-15
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000212809 | U.S. Treasury Notes_3.875_2034-08-15
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212809 | U.S. Treasury Inflation-Protected Notes_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212809 | U.S. Treasury Notes_0.625_2030-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212809 | U.S. Treasury Notes_3_2047-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212809 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000212809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000212809 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000212809 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000004199 | U.S. Treasury Notes_4.25_2034-11-15
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000004199 | U.S. Treasury Notes_3.875_2034-08-15
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000004199 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004199 | U.S. Treasury Inflation-Protected Notes_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004199 | U.S. Treasury Notes_3_2047-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004199 | U.S. Treasury Inflation-Protected Notes_2.5_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004199 | U.S. Treasury Notes_2.125_2026-05-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004199 | U.S. Treasury Notes_1.5_2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004199 | Barrick Gold Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004199 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004199 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000004199 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%